Related Party Balances and Transactions	6 Months Ended
Jun. 30, 2025
Related Party Balances and Transactions [Abstract]
RELATED PARTY BALANCES AND TRANSACTIONS

18. RELATED PARTY BALANCES AND TRANSACTIONS

Related parties

Related Parties	Relationship
Mr. Geng Xiaogang	Founder, chief executive officer of the Company
Ms. Jia Xiaohua	Immediate family members of Founder and the management of the Group
Winpass Logistics (HK) Co., Limited	100% controlled by Ms. Jia Xiaohua
Cargo Link Logistics HK Company Limited	Owns 33% of shares of Sky Pacific Logistics HK Company Limited
Xi’an Renrui Hydroacoustic Technology Engineering Co., Ltd	40% owned by Supervisor of JYD SXGYL
Xi’an Rochester Electronic Technology Co., Ltd	50% owned by Supervisor of JYD SXGYL
LD Global Logistics Inc	10% owned by JYD US
HYTX Logistics LLC	Owns 49% of HYTX Warehouse Inc.
HYTX Warehouse No. 3 LLC	20% owned by JYD US
HYTX Warehouse No. 10 LLC	49% owned by JYD US
Bin Li	Supervisor of JYD SXGYL
Key management and their immediate family members	The Group’s key management and their immediate family members

Accounts receivable - related parties

As of December 31, 2024 and June 30, 2025, accounts receivable from related parties consisted of the following:

Name	Nature	As of December 31, 2024	As of June 30, 2025
		RMB	RMB	US$
Xi’an Renrui Hydroacoustic Technology Engineering Co., Ltd (“Renrui”)	International trading	173,382	-	-
The other logistics service customers	Logistic services	76,543	451,609	63,086
Total accounts receivable - related parties, net		249,925	451,609	63,086

Prepaid expenses - related parties

As of December 31, 2024 and June 30, 2025, prepaid expenses from related parties consisted of the following:

Name	Nature	As of December 31, 2024	As of June 30, 2025
		RMB	RMB	US$
Winpass Logistics (HK) Co., Limited (“Winpass”)	Logistic services	3,227,663	-	-
Cargo Link Logistics HK Company Limited (“Cargo Link”)	Logistic services	3,468,341	-	-
		6,696,004	-	-

As of December 31, 2024, prepaid expenses to Winpass and Cargo Link represent the prepayments for chartered airline freight services to enhance the Group’s service to USA and South Asia market. The prepayments to Winpass were fully refunded during the six months ended June 30, 2025 due to the change of market for chartered airline services. The prepayments to Cargo link were fully applied against the service charges incurred during the six month ended June 30, 2025.

Other receivable - related parties

As of December 31, 2024 and June 30, 2025, other receivable from related parties consisted of the following:

Name	Nature	As of December 31, 2024	As of June 30, 2025
		RMB	RMB	US$
Winpass Logistics (HK) Co., Limited (“Winpass”)	Deposit and prepayment for logistic services	8,725,488	60,097	8,395
Cargo Link Logistics HK Company Limited (“Cargo Link”)	Deposit for logistic services	11,547,932	11,358,881	1,586,746
		20,273,420	11,418,978	1,595,141

As of December 31, 2024 and June 30, 2025, the net amount collected by Winpass on behalf of Jayud for logistics service was RMB64,539 and RMB60,097 (US$8,395). For the six months ended June 30, 2024, Winpass paid on behalf of Jayud for logistics services acquired abroad in a total amount of RMB 1,468,748 and collected on behalf of Jayud for logistics services provided abroad in a total amount of RMB 1,729,262. For the six months ended June 30, 2025, Winpass paid on behalf of Jayud for logistics services acquired abroad in a total amount of RMB 841,512 (US$ 117,553) and collected on behalf of Jayud for logistics services provided abroad in a total amount of RMB 837,069.70 (US$ 116,932). In addition, in 2024, the Group paid to Winpass deposits of RMB 8,660,949 for chartered airline services. The deposits was fully refunded during the six months ended June 30, 2025 due to the change of market for chartered airline services.

As of December 31, 2024 and June 30, 2025, the deposits paid by the Group to Cargo Link represent the deposits made for chartered airline services from Hongkong to South Asia.

 Loans receivable - related parties

As of December 31, 2024 and June 30, 2025, loans receivable from related parties consisted of the following:

Name	Nature	As of December 31, 2024	As of June 30, 2025
		RMB	RMB	US$
HYTX Warehouse No. 3 LLC (“ No. 3 LLC)	Loan	-	235,236	32,861
HYTX Warehouse No. 10 LLC (“ No. 10 LLC)	Loan	-	700,670	97,878
		-	935,906	130,739

In January 2025, in order to fulfill the operating needs of No. 3 LLC and No. 10 LLC, the shareholders of No. 3 LLC and No. 10 LLC agreed to make loans to each company based on their share of interests. As a result, the Group signed a one-year loan agreement with No. 3 LLC and No. 10 LLC, respectively, with a total amount of RMB1,004,841 (US$ 140,368). The loans bear no interest, and due in January 2026. During the six months ended June 30, 2025, RMB 68,935 (US$ 9,630) was repaid to the Group, and RMB 935,906 (US$ 130,739) was outstanding as of June 30, 2025.

Accounts payable - related parties

As of December 31, 2024 and June 30, 2025, accounts payable to related parties consisted of the following:

Name	Nature	As of December 31, 2024	As of June 30, 2025
		RMB	RMB	US$
Winpass Logistics (HK) Co., Limited	Logistic services	-	204,988	28,635
Cargo Link Logistics HK Company Limited	Logistic services	86,129	11,431,039	1,596,826
The other logistics service providers	Logistic services	156,605	94,840	13,249
		242,734	11,730,867	1,638,710

Loans payable - a related party

As of December 31, 2024 and June 30, 2025, loan payable to a related party consisted of the following:

Name	Nature	As of December 31, 2024	As of June 30, 2025
		RMB	RMB	US$
Xi’an Renrui Hydroacoustic Technology Engineering Co., Ltd (“Renrui”)	Loan	1,500,000	-	-
Key management and their immediate family members	Loan	733,700	40,000	5,588
		2,233,700	40,000	5,588

In April 2024, the Group borrowed a loan of RMB 3,000,000 from Renrui with an interest rate of 6%. The loan is due in September 2025. As of December 31, 2024, principal of RMB1,500,000 was repaid and RMB1,500,000 was outstanding. The interest expense on the loan was RMB 47,193 for the six months ended June 30, 2024. In January 2025, the loan and its interests were fully repaid to Renrui.

In July 2024, the Group borrowed a one-year loan with total amount of RMB738,000 from one of its officers. The loan bears no interests. As of December 31, 2024, principal of RMB4,300 was repaid and RMB733,700 was outstanding. In January 2025, the loan was fully repaid.

In June 2025, the Group borrowed RMB40,000 (US$5,588) from the non-controlling shareholder of JNT. The loan bears no interests, and due in December 2025.

Other payable - related parties

As of December 31, 2024 and June 30, 2025, other payable to related parties consisted of the following:

Name	Nature	As of December 31, 2024	As of June 30, 2025
		RMB	RMB	US$
Cargo Link Logistics HK Company Limited (“Cargo Link”)	Payment for logistics service (a)	624,125	627,993	87,726
The other logistics service providers	Payment for logistics service / Interest payable	165,435	-	-
		789,560	627,993	87,726

(a)	For the six months ended June 30, 2024 and 2025, Cargo Link paid on behalf of Jayud in a total amount of RMB 5,255 and RMB 3,868 (US$ 540), respectively.

Loans payable – shareholders

As of December 31, 2024 and June 30, 2025, loans payable to shareholders consisted of the following:

Name	Nature	As of December 31, 2024	As of June 30, 2025
		RMB	RMB	US$
Huang Jianhong	Loan	658,000	-	-
Jia Xiaohua	Loan	1,000,000	-	-
Wang Qing	Loan	300,000	-	-
Yi Yu	Loan	5,697,800	-	-
Peng ZhongLiang	Loan	1,000,000	-	-
		8,655,800	-	-

During the six months ended June 30, 2024, the Group borrowed a total amount of RMB 15,165,895 with 6% interests from six shareholders of the Group with 14~19 months terms. The interest expense on these loans was RMB 346,407 during the six months ended June 30, 2024. During the six months ended June 30, 2025, the Group fully repaid the loans to the shareholders.

Other payable – shareholders

Other payable to shareholders represents the interests on the shareholder loans above. As of December 31, 2024, other payable to shareholders amounted to RMB613,820. During the six months ended June 30, 2025, the shareholders agreed to waive the interests on the loans above. Therefore, no other payable to shareholders outstanding as of June 30, 2025.

Other payable – shareholders - non-current

As of December 31, 2024 and June 30, 2025, other payable to shareholders consisted of the following:

Name	Nature	As of December 31, 2024	As of June 30, 2025
		RMB	RMB	US$
Xiaogang Geng	Dividend	6,225,000	6,225,000	869,583
Xiaohua Jia	Dividend	712,500	712,500	99,531
		6,937,500	6,937,500	969,114

Related party transactions

For the six months ended June 30, 2024 and 2025, the Group had the following material related party transactions:

		For the six months ended June 30,
Related Parties	Nature	2024	2025
		RMB	RMB	US$
Winpass Logistics (HK) Co., Limited	Purchase of logistic services	241,479	142,615	19,922
Cargo Link Logistics HK Company Limited	Purchase of logistic services	31,986,207	27,923,471	3,900,689
The other logistics service providers	Purchase of logistic services	902,403	284,819	39,787
LD Global Logistics Inc	Provided logistic services	-	1,978,424	276,370
The other logistics service customers	Provided logistic services	609,612	-	-
Xi’an Renrui Hydroacoustic Technology Engineering Co., Ltd	Sales of goods	641,316	267,111	37,314